PORTFOLIO OF INVESTMENTS – as of March 31, 2022 (Unaudited)

Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)

Common Stocks – 94.4% of Net Assets
	Aerospace & Defense – 0.7%
16,120	Axon Enterprise, Inc.(a)	$2,220,208

	Banks – 1.7%
68,090	Bank of N.T. Butterfield & Son Ltd. (The)	2,443,069
110,556	Huntington Bancshares, Inc.	1,616,329
37,085	PacWest Bancorp	1,599,476

		5,658,874

	Building Products – 1.2%
22,245	Allegion PLC	2,442,056
64,745	AZEK Co., Inc. (The)(a)	1,608,266

		4,050,322

	Capital Markets – 3.6%
32,650	Ares Management Corp., Class A	2,652,160
122,562	Brightsphere Investment Group, Inc.	2,972,128
20,705	Nasdaq, Inc.	3,689,631
25,057	Raymond James Financial, Inc.	2,754,015

		12,067,934

	Chemicals – 3.2%
98,300	Axalta Coating Systems Ltd.(a)	2,416,214
44,775	FMC Corp.	5,891,047
21,755	LyondellBasell Industries NV, Class A	2,236,849

		10,544,110

	Commercial Services & Supplies – 2.0%
51,195	Republic Services, Inc.	6,783,338

	Communications Equipment – 4.5%
61,905	Motorola Solutions, Inc.	14,993,391

	Construction & Engineering – 2.7%
228,135	WillScot Mobile Mini Holdings Corp.(a)	8,926,923

	Consumer Finance – 0.5%
44,645	Synchrony Financial	1,554,093

	Containers & Packaging – 3.8%
15,990	Avery Dennison Corp.	2,781,780
78,865	Crown Holdings, Inc.	9,865,223

		12,647,003

	Diversified Consumer Services – 1.2%
41,955	Grand Canyon Education, Inc.(a)	4,074,250

	Diversified Financial Services – 1.0%
54,357	Apollo Global Management, Inc.	3,369,590

Shares	Description	Value (†)

Common Stocks – continued
	Electric Utilities – 6.3%
168,120	Alliant Energy Corp.	$10,504,137
154,720	Evergy, Inc.	10,573,565

		21,077,702

	Electrical Equipment – 3.3%
45,660	AMETEK, Inc.	6,080,999
16,455	Hubbell, Inc.	3,023,935
50,120	nVent Electric PLC	1,743,174

		10,848,108

	Electronic Equipment, Instruments & Components – 1.2%
8,500	CDW Corp.	1,520,565
16,180	Keysight Technologies, Inc.(a)	2,555,955

		4,076,520

	Food & Staples Retailing – 0.5%
32,420	Performance Food Group Co.(a)	1,650,502

	Health Care Equipment & Supplies – 2.8%
12,540	Cooper Cos., Inc. (The)	5,236,578
53,530	Hologic, Inc.(a)	4,112,175

		9,348,753

	Health Care Providers & Services – 0.9%
906,300	Aveanna Healthcare Holdings, Inc.(a)	3,090,483

	Hotels, Restaurants & Leisure – 1.0%
91,700	Aramark	3,447,920

	Independent Power & Renewable Electricity Producers – 2.7%
389,685	Vistra Corp.	9,060,176

	Insurance – 4.8%
53,450	Allstate Corp. (The)	7,403,359
29,920	Arthur J. Gallagher & Co.	5,224,032
31,975	Reinsurance Group of America, Inc.	3,499,984

		16,127,375

	IT Services – 2.0%
90,390	MAXIMUS, Inc.	6,774,731

	Life Sciences Tools & Services – 7.5%
15,190	Agilent Technologies, Inc.	2,010,093
268,240	Avantor, Inc.(a)	9,071,877
23,112	IQVIA Holdings, Inc.(a)	5,343,725
403,070	Sotera Health Co.(a)	8,730,496

		25,156,191

	Machinery – 2.0%
25,840	Crane Co.	2,797,955
51,720	Otis Worldwide Corp.	3,979,854

		6,777,809

Shares	Description	Value (†)

Common Stocks – continued
	Media – 3.5%
61,230	Nexstar Media Group, Inc., Class A	$11,540,630

	Metals & Mining – 0.4%
81,200	Constellium SE(a)	1,461,600

	Multi-Utilities – 6.3%
113,705	Ameren Corp.	10,660,981
150,310	CMS Energy Corp.	10,512,681

		21,173,662

	Oil, Gas & Consumable Fuels – 7.7%
45,240	Diamondback Energy, Inc.	6,201,499
47,680	Pioneer Natural Resources Co.	11,921,430
1,061,015	Southwestern Energy Co.(a)	7,607,478

		25,730,407

	Pharmaceuticals – 3.3%
415,990	Elanco Animal Health, Inc.(a)	10,853,179

	Professional Services – 2.9%
22,850	CACI International, Inc., Class A(a)	6,883,791
11,615	Equifax, Inc.	2,753,917

		9,637,708

	REITs - Diversified – 1.5%
441,745	New Residential Investment Corp.	4,850,360

	Semiconductors & Semiconductor Equipment – 1.4%
15,695	Analog Devices, Inc.	2,592,500
15,485	Entegris, Inc.	2,032,561

		4,625,061

	Software – 3.6%
474,612	N-Able, Inc.(a)	4,318,969
101,885	SS&C Technologies Holdings, Inc.	7,643,413

		11,962,382

	Specialty Retail – 1.7%
284,415	Leslie’s, Inc.(a)	5,506,274

	Textiles, Apparel & Luxury Goods – 1.0%
82,300	Skechers U.S.A., Inc., Class A(a)	3,354,548

	Total Common Stocks (Identified Cost $279,017,496)	315,022,117

Principal Amount

Short-Term Investments – 5.1%
$ 17,046,212	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $17,046,212 on 4/01/2022 collateralized by $17,449,900 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $17,387,185 including accrued interest(b) (Identified Cost $17,046,212)	17,046,212

	Total Investments – 99.5% (Identified Cost $296,063,708)	332,068,329
	Other assets less liabilities – 0.5%	1,832,430

	Net Assets – 100.0%	$333,900,759

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs       Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$315,022,117	$—	$—	$315,022,117
Short-Term Investments	—	17,046,212	—	17,046,212

Total	$315,022,117	$17,046,212	$—	$332,068,329

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2022 (Unaudited)

Oil, Gas & Consumable Fuels	7.7%
Life Sciences Tools & Services	7.5
Multi-Utilities	6.3
Electric Utilities	6.3
Insurance	4.8
Communications Equipment	4.5
Containers & Packaging	3.8
Capital Markets	3.6
Software	3.6
Media	3.5
Pharmaceuticals	3.3
Electrical Equipment	3.3
Chemicals	3.2
Professional Services	2.9
Health Care Equipment & Supplies	2.8
Independent Power & Renewable Electricity Producers	2.7
Construction & Engineering	2.7
Commercial Services & Supplies	2.0
Machinery	2.0
IT Services	2.0
Other Investments, less than 2% each	15.9
Short-Term Investments	5.1

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%